Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation [Abstract]
Income/(loss) for the year	$ (62,709)	$ 4,568	$ 366,065
Income tax expense/(benefit)	3,756	14,401	112,409
Income/(loss) before taxes	$ (58,953)	$ 18,969	$ 478,474